ORGANIZATION AND DESCRIPTION OF BUSINESS (Details Narrative)		12 Months Ended
	Aug. 31, 2015 Number	Dec. 31, 2016 $ / shares shares	May 12, 2016 $ / shares	Dec. 31, 2015 $ / shares shares
Number of capital stock converted into common stock		2
Common stock, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001	$ 0.0001
Number of common stock issued		5,000,000
Number of common stock returned		4,975,000
Number of common stock held		25,000
Percentage of outstanding shares		91.00%
Date of acquisition agreement		May 12, 2016
Warrant [Member]
Number of common stock exercisable		6,219,200		6,219,200
QPAGOS Corporation - Wholly Owned Subsidiary [Member]
Common stock, par value (in dollars per share) | $ / shares		$ 0.0001
Number of common stock held		49,929,000
Percentage of outstanding shares		91.00%
Date of acquisition agreement		May 12, 2016
QPAGOS Corporation - Wholly Owned Subsidiary [Member] | Share Exchange Agreement [Member]
Percentage of outstanding shares	99.99%
Percentage of majority stockholders	99.996%
Number of subsidiaries | Number	2